Transactions with Related Parties - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 15, 2025	May 10, 2024	Apr. 10, 2024	Jul. 14, 2023	Jul. 07, 2023	Apr. 30, 2025	Apr. 10, 2025	Jul. 14, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 14, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition			$ 1,190,000										$ 3,000,000
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability										$ 162,500		$ 354,167	162,500
Consideration paid				$ 4,300,000	$ 38,700,000
Consideration payable				$ 38,700,000								14,571,000
Payments to acquire productive assets					43,000,000
Initial percentage of consideration paid				10.00%
Discription of remining consideration payable														the difference between the Remaining Purchase Price and the amount of $38,700,000
Eco Spitfire [Member]
Related Party Transaction [Line Items]
Related party liability										14,715,810		0	14,715,810
Consideration paid		$ 1,619,000				$ 14,571,000
Consideration payable		$ 14,571,000
Payments to acquire productive assets			16,190,000
Initial percentage of consideration paid		10.00%
Interest receivable												824,065
Interest payable												$ 510,745
Discription of remining consideration payable											the difference between the Remaining purchase price and the amount of $14,571,000
San Remo [Member]
Related Party Transaction [Line Items]
Payments to acquire productive assets	$ 16,880,000
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired			15,000,000		40,000,000
Remaining purchase price			$ 13,381,000		$ 35,700,000
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels												1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee												$ 440
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission												1.25%
Related party liability										16,319,561		$ 381,779	16,319,561
Related Party [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Related party fee							$ 365,935	$ 1,636,640	$ 1,363,360	824,065	$ 0	365,935	2,460,705	$ 0	$ 1,363,360
Related Party [Member] | Manager [Member]
Related Party Transaction [Line Items]
Related party liability										$ 1,441,251		27,612	$ 1,441,251
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee												$ 2,500